SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - Additional information (Details)	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Convenience exchange rate per US$1.00	6.8972
Parent Company
Condensed Financial Statements, Captions [Line Items]
Convenience exchange rate per US$1.00	6.8972